Deferred Income Tax Assets And Liabilities(Table)	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets And Liabilities Abstract [Abstract]
Schedule Of Deferred Tax Assets And Liabilities Table Text Block [Text Block]

Details of deferred income tax assets and liabilities as of December 31, 2016 and 2017, are as follows:

	2016
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	91,201	￦	—	￦	91,201
Allowances for loan losses		7,297		—		7,297
Impairment losses on property and equipment		7,920		(359)		7,561
Interest on equity index-linked deposits		41		—		41
Share-based payments		13,709		—		13,709
Provisions for guarantees		30,569		—		30,569
Losses(gains) from valuation on derivative financial instruments		9,761		(46,765)		(37,004)
Present value discount		11,358		(6,160)		5,198
Losses(gains) from fair value hedged item		—		(14,335)		(14,335)
Accrued interest		—		(84,676)		(84,676)
Deferred loan origination fees and costs		1,247		(158,914)		(157,667)
Gains from revaluation		803		(286,119)		(285,316)
Investments in subsidiaries and others		12,014		(109,925)		(97,911)
Gains on valuation of security investment		109,071		(8,279)		100,792
Defined benefit liabilities		319,467		—		319,467
Accrued expenses		273,092		—		273,092
Retirement insurance expense		—		(283,771)		(283,771)
Adjustments to the prepaid contributions		—		(15,142)		(15,142)
Derivative-linked securities		30,102		(42,825)		(12,723)
Others		365,616		(195,856)		169,760

Sub-total		1,283,268		(1,253,126)		30,142

Offsetting of deferred income tax assets and liabilities		(1,149,644)		1,149,644		—

Total	￦	133,624	￦	(103,482)	￦	30,142

	2017
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	115,518	￦	—	￦	115,518
Allowances for loan losses		1,142		—		1,142
Impairment losses on property and equipment		36,598		(407)		36,191
Interest on equity index-linked deposits		43		—		43
Share-based payments		23,238		—		23,238
Provisions for guarantees		24,341		—		24,341
Losses(gains) from valuation on derivative financial instruments		6,258		(17,479)		(11,221)
Present value discount		25,332		(4,498)		20,834
Losses(gains) from fair value hedged item		—		(15,698)		(15,698)
Accrued interest		243		(111,514)		(111,271)
Deferred loan origination fees and costs		332		(180,401)		(180,069)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains from revaluation		648		(350,801)		(350,153)
Investments in subsidiaries and others		24,834		(103,268)		(78,434)
Gains on valuation of security investment		86,290		(225,158)		(138,868)
Defined benefit liabilities		436,706		—		436,706
Accrued expenses		194,399		—		194,399
Retirement insurance expense		—		(369,300)		(369,300)
Adjustments to the prepaid contributions		—		(16,236)		(16,236)
Derivative-linked securities		27,992		(5,679)		22,313
Others		321,453		(452,303)		(130,850)

Sub-total		1,325,367		(1,854,445)		(529,078)

Offsetting of deferred income tax assets and liabilities		(1,321,376)		1,321,376		—

Total	￦	3,991	￦	(533,069)	￦	(529,078)

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory

The changes in cumulative temporary differences for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Losses(gains) from fair value hedged item	￦	11,882	￦	11,882	￦	—	￦	—
Other provisions		449,239		466,913		398,537		380,863
Allowances for loan losses		5,079		26,492		51,567		30,154
Impairment losses on property and equipment		21,476		31,914		43,164		32,726
Deferred loan origination fees and costs		23,491		24,937		6,600		5,154
Interest on equity index-linked deposits		287		287		168		168
Share-based payments		44,922		39,600		51,328		56,650
Provisions for guarantees		157,954		157,954		126,319		126,319
Gains(losses) from valuation on derivative financial instruments		118,745		180,332		101,921		40,334
Present value discount		42,288		14,693		19,366		46,961
Loss on SPE repurchase		80,204		—		—		80,204
Investments in subsidiaries and others		821,059		59,354		49,014		810,719
Gains on valuation of security investment		298,796		394,580		543,172		447,388
Defined benefit liabilities		1,153,686		75,269		241,718		1,320,135
Accrued expenses		271,463		358,583		1,215,612		1,128,492
Derivative linked securities		3,090,264		3,098,449		132,573		124,388
Others		1,220,133		557,068		739,581		1,402,646

Sub-total		7,810,968	￦	5,498,307	￦	3,720,640		6,033,301

Unrecognized deferred income tax assets:
Other provisions		67						—
Loss on SPE repurchase		80,204						80,204
Investments in subsidiaries and others		797,862						774,259
Others		170,214						119,334

Total		6,762,621						5,059,504
Tax rate (%)[1]		24.2						24.2

Total deferred income tax assets from deductible temporary differences	￦	1,636,968					￦	1,283,268

Taxable temporary differences
Losses(gains) from fair value hedged item	￦	—	￦	—	￦	(59,235)	￦	(59,235)
Accrued interest		(338,402)		(333,121)		(344,618)		(349,899)
Impairment losses on property and equipment		(1,481)		—		—		(1,481)
Deferred loan origination fees and costs		(629,161)		(649,107)		(680,891)		(660,945)
Gains(losses) from valuation on derivative financial instruments		(128,985)		(457,371)		(521,629)		(193,243)
Present value discount		(37,741)		(38,009)		(25,722)		(25,454)
Goodwill		(65,288)		—		—		(65,288)
Gains on revaluation		(1,136,143)		(61,094)		(107,261)		(1,182,310)
Investments in subsidiaries and others		(408,490)		(68,158)		(46,935)		(387,267)
Gains on valuation of security investment		(93,510)		(114,227)		(57,969)		(37,252)
Retirement insurance expense		(996,448)		(63,979)		(238,045)		(1,170,514)
Adjustments to the prepaid contributions		(90,653)		(90,653)		(62,569)		(62,569)
Derivative linked securities		(3,222,110)		(3,401,273)		(356,125)		(176,962)
Others		(426,328)		(663,284)		(1,031,097)		(794,141)

Sub-total		(7,574,740)	￦	(5,940,276)	￦	(3,532,096)		(5,166,560)

Unrecognized deferred income tax assets:
Goodwill		(65,288)						(65,288)
Investments in subsidiaries and others		(66,345)						(17,205)
Others		(1,914)						(906)

Total		(7,441,193)						(5,083,161)
Tax rate (%)[1]		24.2						24.2

Total deferred income tax assets from deductible temporary differences	￦	(1,807,838)					￦	(1,253,126)

[1]	The rate of 24.2% has been applied for the deferred tax assets and liabilities expected to be utilized.

	2017
	Beginning		Business Combination		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	380,863	￦	30,180	￦	395,138	￦	407,923	￦	423,828
Allowances for loan losses		30,154		—		26,134		202		4,222
Impairment losses on property and equipment		32,726		107,755		139,743		132,346		133,084
Deferred loan origination fees and costs		5,154		—		5,154		1,207		1,207
Interest on equity index-linked deposits		168		—		168		155		155
Share-based payments		56,650		—		49,333		77,185		84,502
Provisions for guarantees		126,319		—		126,319		88,512		88,512
Gains(losses) from valuation on derivative financial instruments		40,334		—		40,334		22,758		22,758
Present value discount		46,961		—		18,417		63,573		92,117
Loss on SPE repurchase		80,204		—		—		—		80,204
Investments in subsidiaries and others		810,719		—		753,918		76,902		133,703
Gains on valuation of security investment		447,388		—		447,388		299,082		299,082
Defined benefit liabilities		1,320,135		255,375		256,580		271,857		1,590,787
Accrued expenses		1,128,492		—		1,123,713		701,756		706,535
Derivative linked securities		124,388		—		124,388		101,789		101,789
Others		1,402,646		—		629,002		501,901		1,275,545

Sub-total		6,033,301		393,310	￦	4,135,729	￦	2,747,148		5,038,030

Unrecognized deferred income tax assets:
Other provisions		—		—						2,879
Loss on SPE repurchase		80,204		—						80,204
Investments in subsidiaries and others		774,259		—						49,179
Others		119,334		—						112,030

Total		5,059,504		393,310						4,793,738
Tax rate (%)[1]		24.2		24.2						27.5

Total deferred income tax assets from deductible temporary differences	￦	1,283,268	￦	95,181					￦	1,325,367

Taxable temporary differences
Losses(gains) from fair value hedged item	￦	(59,235)	￦	—	￦	(59,235)	￦	(57,083)	￦	(57,083)
Accrued interest		(349,899)		(72,117)		(377,010)		(360,536)		(405,542)
Impairment losses on property and equipment		(1,481)		—		—		—		(1,481)
Deferred loan origination fees and costs		(660,945)		(15,846)		(665,209)		(657,081)		(668,663)
advanced depreciation provision		—		(6,192)		—		—		(6,192)
Gains(losses) from valuation on derivative financial instruments		(193,243)		—		(192,491)		(61,077)		(61,829)
Present value discount		(25,454)		(8,766)		(34,220)		(16,357)		(16,357)
Goodwill		(65,288)		—		—		—		(65,288)
Gains on revaluation		(1,182,310)		(99,244)		(59,030)		(53,117)		(1,275,641)
Investments in subsidiaries and others		(387,267)		—		(72,284)		(72,484)		(387,467)
Gains on valuation of security investment		(37,252)		(236,137)		(273,171)		(764,891)		(765,109)
Retirement insurance expense		(1,170,514)		(168,714)		(200,722)		(203,506)		(1,342,012)
Adjustments to the prepaid contributions		(62,569)		—		(61,034)		(57,505)		(59,040)
Derivative linked securities		(176,962)		—		(176,962)		(20,650)		(20,650)
Others		(794,141)		(1,215,733)		(429,645)		(95,568)		(1,675,797)
Sub-total		(5,166,560)		(1,822,749)	￦	(2,601,013)	￦	(2,419,855)		(6,808,151)

Unrecognized deferred income tax assets:
Goodwill		(65,288)		—						(65,288)
Investments in subsidiaries and others		(17,205)		(4,546)						(28,407)
Others		(906)		—						(677)

Total		(5,083,161)		(1,818,203)						(6,713,779)
Tax rate (%)[1]		24.2		24.2						27.5

Total deferred income tax assets from deductible temporary differences	￦	(1,253,126)	￦	(442,206)					￦	(1,854,445)

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the rate of 27.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2017.